Simplify High Yield ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Principal Value
U.S. Treasury Bills – 100.8%
U.S. Treasury Bill, 4.43%, 4/1/2025 (a) ........................................ $ 8,100,000 $ 8,100,000
U.S. Treasury Bill, 4.32%, 4/10/2025 (a)(b) ..................................... 85,700,000 85,609,104
U.S. Treasury Bill, 4.31%, 6/17/2025 (a)(b) ..................................... 4,600,000 4,559,021
U.S. Treasury Bill, 4.29%, 7/8/2025 (a)(b) ...................................... 46,500,000 45,970,249
U.S. Treasury Bill, 4.31%, 7/29/2025 (a) ....................................... 10,400,000 10,255,970
Total U.S. Treasury Bills (Cost $154,494,043) ....................................... 154,494,344
Shares
U.S. Exchange-Traded Funds – 2.2%
Fixed Income Funds – 2.2%
Simplify Bond Bull ETF(c) ................................................... 37,400 2,000,900
Simplify Intermediate Term Treasury Futures Strategy ETF(c) ...................... 105,000 1,389,150
Total U.S. Exchange-Traded Funds (Cost $3,312,510) ................................ 3,390,050
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(d)
(Cost $145,898) ......................................................... 145,898 145,898
Total Investments – 103.1%
(Cost $157,952,451) ........................................................... $ 158,030,292
Liabilities in Excess of Other Assets – (3.1)% ......................................... (4,735,540)
Net Assets – 100.0% ............................................................ $ 153,294,752
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $37,342,976 have been pledged as collateral for options and swaps as of March 31,
2025.
(c) Affiliated fund managed by Simplify Asset Management Inc.
(d) Rate shown reflects the 7-day yield as of March 31, 2025.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify Bond Bull
ETF $ — $ 3,351,642 $ (1,567,728) $ 130,016 $ 86,970 $ 2,000,900 37,400 $ 10,910 $ —
Simplify
Intermediate
Term
Treasury
Futures
Strategy ETF — 1,398,579 — — (9,429) 1,389,150 105,000 4,200 —
$ — $ 4,750,221 $ (1,567,728) $ 130,016 $ 77,541 $ 3,390,050 142,400 $ 15,110 $ —

Simplify High Yield ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 100.8%
U.S. Exchange-Traded Funds .................................................................... 2.2%
Money Market Funds .......................................................................... 0.1%
Total Investments ............................................................................. 103.1%
Liabilities in Excess of Other Assets ............................................................... (3.1)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
At March 31, 2025, centrally cleared credit default swap contracts outstanding were as follows:
Reference
Entity
Maturity
Date
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate
(1)
Counterparty
Notional
Amount
(2)
Fair Value
Premium
(Paid)/
Received
Unrealized
Appreciation/
(Depreciation)
CDX.NA.HY.44 06/20/2030 Buy
(3)
5.00% MSCS 30,100,000 $ (1,551,979) $ (1,712,331) $ 160,352
(1) Payments received quarterly.
(2) The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
At March 31, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
iShares iBoxx $  High Yield
Corporate Bond ETF 3/13/2025 3.13% (EFFR - 1.20%)(c) GS (82,904,895) $ (268,019)
iShares iBoxx $ High Yield
Corporate Bond  ETF 4/15/2025 3.08% (EFFR - 1.25%)(c) BNP (57,492,570) (986,124)
iShares iBoxx $ High Yield
Corporate Bond ETF 5/15/2025 3.28% (EFFR - 1.05%)(c) MSCS (14,416,827) (92,403)
Morgan Stanley Custom Junk
Index* 10/15/2026 4.08% (EFFR - 0.25%)(c) MSCS 28,601,908 927,416
Morgan Stanley Custom Quality
Index* 10/15/2026 4.68% (EFFR + 0.35%)(c) MSCS (37,881,271) (156,305)
$ (575,435)
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.

Simplify High Yield ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Abbreviations:
BNP : BNP Paribas
EFFR : Effective Federal Funds Rate
GS : Goldman Sachs
MSCS : Morgan Stanley Capital Services LLC
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Junk Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Charter Communications, Inc., Class A .............................. (852) $ 10,502 1.13%
Nexstar Media Group Inc, Class A .................................. (1,645) 9,867 1.06%
Sirius XM Holdings, Inc. .......................................... (12,330) 9,301 1.00%
Warner Bros Discovery, Inc. ....................................... (28,774) 10,331 1.12%
40,001
Consumer Discretionary
ADT, Inc. ...................................................... (37,368) 10,178 1.10%
Advance Auto Parts, Inc. .......................................... (7,436) 9,756 1.05%
Ford Motor Co. ................................................. (30,996) 10,402 1.12%
Hanesbrands Inc ................................................ (47,617) 9,193 0.99%
Leggett & Platt Inc ............................................... (34,465) 9,122 0.98%
Norwegian Cruise Line Holdings Ltd ................................. (14,828) 9,407 1.02%
PVH Corp. ..................................................... (4,341) 9,389 1.01%
RH ........................................................... (1,195) 9,371 1.01%
Rivian Automotive, Inc., Class A .................................... (23,791) 9,911 1.07%
Whirlpool Corp. ................................................. (3,072) 9,265 1.00%
95,994
Consumer Staples
Coty Inc, Class A ................................................ (50,728) 9,285 1.00%
Dollar General Corp. ............................................. (3,661) 10,771 1.16%
Dollar Tree, Inc. ................................................. (4,442) 11,158 1.20%
Grocery Outlet Holding Corp ....................................... (23,312) 10,905 1.18%
42,119
Energy
Apa Corp. ..................................................... (14,282) 10,045 1.08%
Civitas Resources, Inc. ........................................... (8,314) 9,706 1.05%
19,751
Health Care
Acadia Healthcare Co., Inc. ....................................... (9,794) 9,936 1.07%
CVS Health Corp. ............................................... (4,988) 11,307 1.22%
DaVita Inc, Class B .............................................. (1,976) 10,113 1.09%
Elanco Animal Health Inc ......................................... (26,773) 9,406 1.01%
Organon & Co .................................................. (18,257) 9,096 0.98%
Perrigo Co PLC ................................................. (10,254) 9,620 1.04%
Sotera Health Co ................................................ (24,117) 9,409 1.01%
Tenet Healthcare Corp ........................................... (2,279) 10,255 1.11%
Viatris Inc ...................................................... (31,422) 9,158 0.99%
88,300

Simplify High Yield ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrials
Air Lease Corp ................................................. (6,074) $ 9,818 1.06%
Amentum Holdings Inc ........................................... (15,615) 9,509 1.02%
American Airlines Group Inc ....................................... (25,714) 9,077 0.98%
Avis Budget Group Inc ........................................... (4,512) 11,459 1.24%
Concentrix Corp. ................................................ (6,209) 11,559 1.25%
Driven Brands Holdings Inc ....................................... (16,490) 9,458 1.02%
GXO Logistics, Inc. .............................................. (6,960) 9,101 0.98%
Ryder System Inc ............................................... (1,987) 9,562 1.03%
Southwest Airlines Co ............................................ (9,144) 10,274 1.11%
United Airlines Holdings Inc ....................................... (3,984) 9,204 0.99%
99,021
Information Technology
BILL Holdings Inc ............................................... (6,021) 9,246 1.00%
Coherent Corp .................................................. (4,347) 9,445 1.02%
DXC Technology Co ............................................. (16,175) 9,228 0.99%
Intel Corp. ..................................................... (13,807) 10,492 1.13%
Lumentum Holdings, Inc. ......................................... (4,394) 9,166 0.99%
47,577
Materials
Albemarle Corp. ................................................ (3,782) 9,115 0.98%
Celanese Corp, Class A .......................................... (4,958) 9,418 1.02%
Dow, Inc. ...................................................... (7,961) 9,302 1.01%
FMC Corp. ..................................................... (6,772) 9,560 1.03%
Mosaic Co. (The) ................................................ (10,975) 9,919 1.07%
Olin Corp. ..................................................... (11,344) 9,201 0.99%
56,515
Other Components ............................................. (1,016,816) 438,138 47.24%
Total ....................................................................... $ 927,416 100.00%
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Quality Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Fox Corp., Class A .............................................. 7,079 $ (1,657) 1.06%
Omnicom Group Inc ............................................. 4,578 (1,570) 1.01%
(3,227)
Consumer Discretionary
AutoZone Inc ................................................... 104 (1,642) 1.05%
Birkenstock Holding Plc .......................................... 8,480 (1,608) 1.03%
Crocs Inc ...................................................... 3,753 (1,649) 1.05%
Domino's Pizza Inc .............................................. 870 (1,652) 1.06%
Grand Canyon Education Inc ...................................... 2,191 (1,568) 1.00%
Home Depot, Inc. (The) ........................................... 1,053 (1,597) 1.02%
LKQ Corp ..................................................... 8,883 (1,563) 1.00%
O'Reilly Automotive Inc ........................................... 279 (1,652) 1.06%

Simplify High Yield ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer Discretionary (continued)
TopBuild Corp .................................................. 1,237 $ (1,560) 1.00%
(14,491)
Consumer Staples
Colgate-Palmolive Co ............................................ 4,120 (1,597) 1.02%
Kenvue, Inc. ................................................... 16,224 (1,609) 1.03%
Philip Morris International Inc ...................................... 2,437 (1,600) 1.02%
(4,806)
Energy
Antero Midstream Corp. .......................................... 21,756 (1,620) 1.04%
Baker Hughes Co. ............................................... 8,639 (1,570) 1.00%
Schlumberger NV ............................................... 9,004 (1,557) 1.00%
(4,747)
Financials
Arthur J Gallagher & Co .......................................... 1,138 (1,625) 1.04%
Brown & Brown Inc .............................................. 3,131 (1,611) 1.03%
Cboe Global Markets Inc .......................................... 1,730 (1,619) 1.04%
Fiserv Inc ...................................................... 1,724 (1,575) 1.01%
Marsh & McLennan Cos., Inc. ...................................... 1,598 (1,613) 1.03%
S&P Global Inc ................................................. 761 (1,599) 1.02%
(9,642)
Health Care
Cigna Group/The ................................................ 1,183 (1,610) 1.03%
Elevance Health, Inc. ............................................ 879 (1,582) 1.01%
Molina Healthcare Inc ............................................ 1,201 (1,636) 1.05%
Solventum Corp. ................................................ 4,990 (1,569) 1.00%
UnitedHealth Group Inc ........................................... 757 (1,641) 1.05%
(8,038)
Industrials
Allegion plc .................................................... 2,922 (1,577) 1.01%
Ares Management Corp., Class A ................................... 2,564 (1,554) 0.99%
Broadridge Financial Solutions Inc .................................. 1,626 (1,630) 1.04%
Cintas Corp .................................................... 1,919 (1,631) 1.04%
Loar Holdings, Inc. .............................................. 5,620 (1,642) 1.05%
Paychex Inc .................................................... 2,545 (1,624) 1.04%
Pentair PLC .................................................... 4,299 (1,556) 1.00%
Rollins Inc ..................................................... 7,200 (1,609) 1.03%
SS&C Technologies Holdings, Inc. .................................. 4,546 (1,571) 1.01%
Verisk Analytics Inc, Class A ....................................... 1,282 (1,579) 1.01%
(15,973)
Information Technology
Amphenol Corp, Class A .......................................... 5,874 (1,594) 1.02%
Apple, Inc. ..................................................... 1,733 (1,593) 1.02%
Cisco Systems Inc ............................................... 6,117 (1,561) 1.00%
Intuit Inc ....................................................... 618 (1,569) 1.00%
Motorola Solutions, Inc. ........................................... 885 (1,603) 1.03%
Tyler Technologies, Inc. ........................................... 657 (1,580) 1.01%
(9,500)

Simplify High Yield ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Materials
Sherwin-Williams Co. (The) ....................................... 1,083 $ (1,564) 1.00%
Real Estate
Realty Income Corp ............................................. 6,528 (1,566) 1.00%
UDR, Inc., Class REIT ........................................... 8,547 (1,597) 1.02%
(3,163)
Utilities
Alliant Energy Corp .............................................. 5,879 (1,565) 1.00%
CenterPoint Energy, Inc. .......................................... 10,430 (1,563) 1.00%
Edison International ............................................. 6,493 (1,582) 1.01%
(4,710)
Other Components ............................................. 264,723 (76,444) 48.91%
Total ....................................................................... $ (156,305) 100.00%